Condensed Interim Unaudited Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	$ (3,166)	$ (2,517)	$ (3,082)
General and administrative expenses	(3,688)	(545)	(2,505)
Operating loss	(6,854)	(3,062)	(5,587)
Financing income	716	11	2,732
Financing expenses	(58)	(1)	(1,186)
Financing income, net	658	10	1,546
Net loss and comprehensive loss	$ (6,196)	$ (3,052)	$ (4,041)
Basic net loss per share (in Dollars per share)	$ (0.55)	$ (1.62)	$ (0.65)
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	11,294,701	1,887,196	6,243,411